Employee Future Benefits - Status of Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (294)	$ (278)
Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(12)	(10)
Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(282)	(268)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	381	386	$ 381
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(675)	(664)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(175)	(170)
Registered | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5)	(3)
Registered | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(170)	(167)
Registered | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	367	373	368
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(542)	(543)	(514)
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(95)	(86)
Supplemental Pension Plan | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5)	(5)
Supplemental Pension Plan | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(90)	(81)
Supplemental Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	14	13	13
Supplemental Pension Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(109)	(99)	(80)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(24)	(22)
Other | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2)	(2)
Other | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22)	(20)
Other | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	0
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (24)	$ (22)	$ (25)